SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Numerator for basic net income (loss) per share	$ 726	$ (1,420)	$ (5,987)
Effect of dilutive securities: Option and warrants issued to grantees and investors, respectively
Numerator for dilutive net income (loss) per share	$ 726	$ (1,420)	$ (5,987)
Denominator:
Denominator for dilutive net income (loss) per share - weighted average number of ordinary share	8,088,974	7,340,056	6,442,068
Effect of dilutive securities: Option and warrants issued to grantees and investors, respectively	503,413
Denominator for diluted net income (loss) per share - adjusted weighted average number of ordinary shares	8,592,387	7,340,056	6,442,068